PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

8.PROPERTY AND EQUIPMENT, NET

Property and equipment, as of December 31, 2023 and 2024 are as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Cost
Land	39,312	39,312
Buildings	—	342,673
Electronic equipment	114,237	139,418
Leasehold improvements	67,677	81,431
Machinery and equipment	186,890	350,483
Furniture and fixture	78,169	193,190
Transportation vehicles	5,400	6,487
Total cost	491,685	1,152,994
Less: Accumulated depreciation	(154,473)	(274,177)
Property and equipment, net	337,212	878,817
Construction in Progress	534,399	65,401
Total	871,611	944,218

The buildings as of December 31, 2024 represents the Group’s new research, development and intelligent manufacturing center in Shanghai, PRC. The Group completed the construction of this center and put it into use in January 2024. Construction in progress as of December 31, 2024 represents the Group’s renovation and upgrade of certain production line in Hertz factory. Depreciation expenses were RMB44,856, RMB77,701 and RMB116,953 for the years ended December 31, 2022, 2023 and 2024, respectively.